Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories
Materials and supplies	$ 77,748	$ 76,989
Less: Obsolescence allowance	(1,011)	(834)
Material and supplies, net	76,737	76,155
Coal inventory	3,406	5,519
Inventories, net	$ 80,144	$ 81,675